Stockholders' Equity (Details Narrative) $ / shares in Units, $ in Thousands													3 Months Ended		12 Months Ended
	Aug. 07, 2018 shares	Jun. 14, 2018 USD ($) $ / shares shares	May 03, 2018 USD ($) shares	Apr. 23, 2018 shares	Apr. 23, 2018 shares	Apr. 18, 2018 USD ($) a shares	Sep. 27, 2017 USD ($) shares	Sep. 25, 2017 USD ($) shares	May 09, 2017 USD ($)	Apr. 14, 2017 USD ($)	Apr. 14, 2017 USD ($)	Mar. 09, 2017 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Proceeds from common stock													$ 415	$ 651	$ 8,715	$ 16,535
Fair value of shares issued															95	$ 325
Number of shares issued for services | shares			172,727
Number of shares issued for services, value			$ 95												95
Option Agreement [Member]
Number of common stock issued | shares						200,000
Fair value of shares issued						$ 114
Mining claims covering area | a						3,000
ATM Offering [Member]
Net proceeds from direct offering									$ 8,000	$ 30,000	$ 30,000	$ 8,000
Proceeds from common stock													$ 6,100
Sales commission percentage										2.50%	2.50%
Number of common stock sold | shares													488,685
ATM Offering [Member] | January 31, 2019 [Member]
Proceeds from common stock															$ 5,900
Number of common stock sold | shares															23,573,682
Common Stock [Member]
Number of common stock issued | shares													57,205	20,802	32,018,551	9,926,396
Number of shares issued for services | shares															172,727
Number of shares issued for services, value
Common Stock [Member] | ATM Offering [Member]
Proceeds from common stock													$ 400		$ 4,500
Number of common stock sold | shares													57,205		20,900,173
Available for future sales													$ 23,800		$ 23,900
Common stock registered for sale, value													$ 0		$ 3,100
Aspire Capital Fund LLC [Member]
Net proceeds from direct offering		$ 2,900
Number of common stock issued | shares	4,825,509	3,717,773
Average price per shares issued | $ / shares		$ 0.34
Proceeds from common stock		$ 1,300
Aspire Capital Fund LLC [Member] | Common Stock Purchase Agreement [Member]
Net proceeds from direct offering								$ 22,000
Number of common stock issued | shares		2,725,096					1,428,571	880,000							2,575,096
Proceeds from common stock		$ 1,500					$ 2,000								$ 1,300
Aspire Capital Fund LLC [Member] | Common Stock Warrants [Member]
Number of warrants issued for common stock | shares		4,968,518
Prefunded warrants price per share | $ / shares		$ 0.33
Net proceeds of warrants		$ 1,600
Warrant purchase price per share | $ / shares		$ 0.01
Warrant exercisable term		Aug. 07, 2018
Alabama Graphite [Member]
Number of common stock issued | shares				232,504	11,625,210
Ownership percentage				100.00%	100.00%